SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.5%

Encana Corp.	252,881	$1,297

China — 5.4%

Baidu Inc. ADR[1]	12,828	1,505

China Merchants Port Holdings Co. Ltd.	276,182	470

China Mobile Ltd.	294,055	2,678

		4,653

France — 2.0%

Total SA	30,712	1,721

Germany — 5.2%

BASF SE	35,076	2,550

Linde PLC	9,656	1,939

		4,489

Italy — 3.3%

UniCredit SpA	228,945	2,818

Japan — 11.0%

East Japan Railway Co.	15,700	1,468

Fanuc Corp.	11,500	2,126

KDDI Corp.	63,000	1,603

Sompo Holdings Inc.	33,900	1,308

Takeda Pharmaceutical Co. Ltd.	84,300	2,989

		9,494

Netherlands — 1.8%

Akzo Nobel NV	16,492	1,550

South Korea — 4.4%

Samsung Electronics Co. Ltd.	48,938	1,992

SK Telecom Co. Ltd.	8,214	1,843

		3,835

Switzerland — 4.3%

ABB Ltd.	120,878	2,426

Novartis AG	14,692	1,342

		3,768

Turkey — 0.3%

Akbank T.A.S.	257,776	303

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — 19.1%

AstraZeneca PLC	26,589	$2,174

Aviva PLC	110,548	585

Barclays PLC	984,582	1,873

British American Tobacco PLC	62,361	2,177

Micro Focus International PLC	96,815	2,538

Prudential PLC	105,457	2,298

Rolls-Royce Group PLC [1]	190,542	2,033

SSE PLC	118,629	1,690

Vodafone Group PLC	709,157	1,165

		16,533

United States — 35.4%

Alaska Air Group Inc.	39,588	2,530

Bank of America Corp.	33,121	960

Citigroup Inc.	31,358	2,196

FirstEnergy Corp.	37,645	1,612

Flowserve Corp.	29,668	1,563

General Electric Co.	65,785	691

Halliburton Co.	85,940	1,954

Leidos Holdings Inc.	20,298	1,621

Marathon Petroleum Corp.	36,137	2,019

Merck & Co. Inc.	16,589	1,391

Microsoft Corp.	13,541	1,814

Mondelez International Inc., Class A	24,243	1,307

Oracle Corp.	36,357	2,071

RPC Inc.	71,201	514

Sabre Corp.	114,931	2,551

Signet Jewelers Ltd.	22,266	398

SYNNEX Corp.	19,820	1,950

Viacom Inc., Class B	46,421	1,387

Wells Fargo & Co.	18,254	864

Zimmer Biomet Holdings Inc.	10,403	1,225

		30,618

Total Common Stock

(Cost $87,335) — 93.7%		81,079

PREFERRED STOCK

Germany — 3.8%

Volkswagen AG ‡	19,499	3,286

Total Preferred Stock

(Cost $2,681) — 3.8%		3,286

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.270% **	2,067,348	$2,067

Total Short-Term Investment

(Cost $2,067) — 2.4%		2,067

Total Investments — 99.9%

(Cost $92,083)		86,432

Other Assets in Excess of Liabilities — 0.1%		98

Net Assets — 100.0%		$86,530

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

As of June 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 investments in securities since the prior fiscal year end. As of June 30, 2019, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. Transfers between levels are recognized at period end.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2300

3